Scope of Consolidation (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of Significant Investments in Subsidiaries and Associates [Abstract]
Schedule of list of companies directly or indirectly controlled

The consolidated financial statements of the Group include the following companies controlled by the parent company Stevanato Group S.p.A. directly or indirectly through the subsidiaries Stevanato Group International a.s., Balda Medical GmbH and Spami S.r.l.:

				% equity interest
Name	Segment	Description	Country of incorporation	2024	2023
Nuova Ompi S.r.l.	Biopharmaceutical and Diagnostic Solutions	Production of drug containment solutions and development of integrated solutions for the pharmaceutical industry	Italy	100%	100%
Spami S.r.l.	Engineering	Production plant and machinery	Italy	100%	100%
Stevanato Group International a.s.	Holding	Service/ Subholding company	Slovakia	100%	100%
Medical Glass a.s.	Biopharmaceutical and Diagnostic Solutions	Production of drug containment solutions	Slovakia	99.74%	99.74%
Stevanato Group N.A. S. de RL de CV (*)	Biopharmaceutical and Diagnostic Solutions	Service company	Mexico	—	100%
Ompi N.A. S. de RL de CV	Biopharmaceutical and Diagnostic Solutions	Production of drug containment solutions	Mexico	100%	100%
Ompi of America inc.	Biopharmaceutical and Diagnostic Solutions	Production and sale of drug containment solutions and analytical services	USA	100%	100%
Ompi do Brasil I. e C. de Em. Far. Ltda	Biopharmaceutical and Diagnostic Solutions	Production of drug containment solutions	Brazil	100%	100%
Perugini S.r.l.	Engineering	Production of consumables and mechanical components for industrial machines	Italy	100%	100%
Ompi Pharm. Packing Techn. Co. Ltd	Biopharmaceutical and Diagnostic Solutions	Production of drug containment solutions	China	100%	100%
Stevanato Group Denmark A/S	Engineering	Production plant and machinery	Denmark	100%	100%
Medirio SA	Biopharmaceutical and Diagnostic Solutions	Research and development	Switzerland	100%	100%
Balda Medical Gmbh	Biopharmaceutical and Diagnostic Solutions	Production of in-vitro diagnostic solutions	Germany	100%	100%
Balda C. Brewer Inc.	Biopharmaceutical and Diagnostic Solutions	Production of in-vitro diagnostic solutions	USA	100%	100%
Balda Precision Inc.	Biopharmaceutical and Diagnostic Solutions	Production metal components	USA	100%	100%
Ompi of Japan Co., Ltd.	Biopharmaceutical and Diagnostic Solutions	Sale of drug containment solutions	Japan	100%	100%

(*) In the fourth quarter of 2024, the liquidation process of Stevanato Group N.A. S. de RL de CV was completed with the cancellation from the local business register.